Business Combination, Significant Transaction and Sale of Business (Details Textual 1) zł in Thousands, $ in Thousands					12 Months Ended
	Oct. 31, 2016 USD ($)	Jun. 07, 2016 USD ($)	May 26, 2016 USD ($)	Aug. 18, 2015 USD ($) Professionals	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 18, 2015 PLN (zł) Professionals	May 06, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Combination, Significant Transaction and Sale of Business (Textual)
Assets					$ 1,563,637	$ 1,354,522
Liabilities					59,645	56,702
Equity					772,922	723,842	$ 705,279			$ 692,300
Revenue					1,355,139	1,108,621	973,194
Pretax income					52,811	77,263	66,338
Profit or loss					39,440	$ 56,100	50,354
Estimated fair value of contingent payment	$ 2,137
Acquisition of Insseco [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Acquisition date				Aug. 18, 2015
Number of insurance professionals | Professionals				140				140
Acquisition consideration in cash				$ 9,100				zł 34,300
Description of aggregate revenues				If the aggregate revenues generated by Insseco from its activity from July 1, 2015 through June 30, 2020 exceed 90,000 Polish Zloty or approximately $ 23,800, Asseco shall be entitled to receive additional amounts ranging from 3% to 15% of the excess amount of the respective revenues. If the aggregate revenues generated by Insseco for the period from July 1, 2015 through June 30, 2018 are below 84,000 Polish Zloty or $ 22,200, the seller shall pay Sapiens an amount equal to 35% of the deficiency below such amount.
Estimated fair value of contingent payments				$ 424
Assets										4,387
Liabilities										2,290
Equity										$ 2,097
Revenue							10,516
Pretax income							1,324
Profit or loss							$ 578
Acquisition of Ibexi Solution Private Limited [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash									$ 4,764
Contingent obligation									$ 949
Estimated fair value of contingent payment					251
Additional contingent payment					1,805
Acquisition of Maximum Processing Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Estimated fair value of contingent payments					$ 422
Total assets acquired net of acquired cash			$ 4,278
Deposited at closing in escrow			1,490
Revenue and profitability targets over three years (2016-2018)			$ 2,500
Acquisition of 4Sight Business Intelligence Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash		$ 330
Percentage of subsidiary outstanding shares		100.00%
Estimated fair value of contingent payment		$ 330
Revenue and profitability targets over three years (2016-2018)		$ 2,200